ACQUISITION OF KNIGHTSBRIDGE - Additional Information (Details) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended					12 Months Ended
	Apr. 09, 2014 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) special_purpose_company shares	Sep. 30, 2014 USD ($) special_purpose_company $ / shares shares	May 31, 2014 vessel	Apr. 30, 2014 USD ($) vessel special_purpose_company shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 15, 2014 USD ($) $ / shares	Sep. 14, 2014 USD ($)	Apr. 03, 2014 USD ($)
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares				$ 11.51						$ 11.51
Equity method investment, gain (loss) on dilution of ownership	$ 5,900
Revenues							$ 754,306	$ 458,934	$ 241,826
Net income							$ (117,010)	(154,624)	$ (149,469)
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Cash held in the thirteen SPCs				$ 25,149
Percentage of total common stock outstanding held			69.70%
Percentage of ownership interest				58.00%		31.60%
Newbuildings and cash at historic cost				$ 131,555
Revenues								33,400
Net income								$ 63,200
Golden Ocean [Member]
Business Acquisition [Line Items]
Common stock, number of shares held | shares			77.5
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Number of SPCs sold | special_purpose_company			12	13		5
Shares received | shares			31.0	31.0		15.5
Payables transferred			$ 404,000	$ 490,000		$ 150,000
SPC newbuilding costs						41,600
Cash held in the thirteen SPCs						$ 43,400
Number of newbuildings delivered | vessel					2	5
Number of SPCs to be sold | special_purpose_company						25
Cash transferred in sale			$ 108,600	25,100
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Gain on disposal						$ 109,300
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Proportionate gain (loss) from discontinued operations relating to non-controlling interest						34,500
Investment in associated company										$ 178,400	$ 154,000
Equity method investment market value											$ 154,000	$ 194,400
Gain on disposal						$ 34,500
Discontinued Operations, Disposed of by Sale [Member]
Business Acquisition [Line Items]
Gain from equity method investment				$ 24,400
Newbuildings [Member] | Discontinued Operations, Disposed of by Sale [Member]
Business Acquisition [Line Items]
Gain on disposal		$ 74,800